Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2002
Check here if Amendment [x]; Amendment
Number: 25
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD April 18, 2002





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
55
Form 13F Information Table Value Total:
$159,635
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Airgas Inc.             Com        009363102     685     34,100      SH          SOLE                 34,100
Allegheny Energy        Com        017361106     455     11,000      SH          SOLE                 11,000
Arch Cap Group          Com        03937L105     501     19,400      SH          SOLE                 19,400
Baker Michael Corp      Com        057149106   3,758    263,737      SH          SOLE                263,737
Bostonfed Bancorp       Com        101178101     672     26,632      SH          SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,188     29,640      SH          SOLE                 29,640
Calpine Corp            Com        131347106     635     50,000      SH          SOLE                 50,000
Carrollton Bancorp      Com        145282109     247     19,400      SH          SOLE                 19,400
Center Tr Inc           Com        151845104     287     54,300      SH          SOLE                 54,300
Chesapeake Utilities    Com        165303108     237     12,375      SH          SOLE                 12,375
Clark/Bardes            Com        180668105     576     20,000      SH          SOLE                 20,000
Columbia Bankcorp       Com        197227101     193     11,000      SH          SOLE                 11,000
Comcast                CLASPL      200300200   2,798     87,985      SH          SOLE                 87,985
EOG Res Inc.            Com        26875P101   1,889     46,565      SH          SOLE                 46,565
El Paso Energy          Com        28336L109     643     14,600      SH          SOLE                 14,600
Emerson Elec Co.        Com        291011104   2,139     37,280      SH          SOLE                 37,280
Equity One              Com        294752100     340     25,300      SH          SOLE                 25,300
Insituform Tech         CLA        457667103   1,390     55,000      SH          SOLE                 55,000
John Hancock Bk      SHBENINT      409735107   2,501    295,600      SH          SOLE                295,600
Middleby                Com        596278101   5,878    927,125      SH          SOLE                927,125
NUI                     Com        629431107   5,853    235,262      SH          SOLE                235,262
Nabi Biopharmac         Com        629519109     194     31,300      SH          SOLE                 31,300
Nicor Inc.              Com        654086107   2,635     57,845      SH          SOLE                 57,845
NiSource Inc.           Com        65473P105   3,919    170,775      SH          SOLE                170,775
PartnerRe Holdings      Com        G6852T105   6,723    123,124      SH          SOLE                123,124
PFF Bancorp             Com        69331W104   1,362     43,655      SH          SOLE                 43,655
PPL Corporation         Com        69351T106   7,331    185,075      SH          SOLE                185,075
Pentair                 Com        709631105     450     10,000      SH          SOLE                 10,000
Piedmont Natural Gas    Com        720186105   3,463     97,280      SH          SOLE                 97,280
Provident Bankshares    Com        743859100     240     10,000      SH          SOLE                 10,000
Southern Finl Bancorp   Com        842870107     549     22,000      SH          SOLE                 22,000
SunTrust Bks            Com        867914103   3,136     46,995      SH          SOLE                 46,995
United Therapeutics     Com        91307C102   1,128     83,800      SH          SOLE                 83,800
UnumProvident Corp      Com        91529Y106   4,266    152,750      SH          SOLE                152,750
Vishay InterTech        Com        928298108     285     14,000      SH          SOLE                 14,000
Washington Mutual       Com        939322103   3,482    105,103      SH          SOLE                105,103
Waste Holdings          Com        941057101     615     97,600      SH          SOLE                 97,600
Adaptec            Note 4.75 2/0   00651FAC2   5,677  5,842,000      PRN         SOLE              5,842,000
Adelphia           Note 3.25 5/0   006848BH7   1,331  1,500,000      PRN         SOLE              1,500,000
Arbor Software     Note 4.5  3/1   038918AC2   6,566  7,208,000      PRN         SOLE              7,208,000
Avaya              Note     10/3   053499AA7   1,648  4,000,000      PRN         SOLE              4,000,000
Ciena Corp.        Note 3.75 2/0   171779AA9   4,558  7,089,000      PRN         SOLE              7,089,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   3,934  5,280,000      PRN         SOLE              5,280,000
Dura Pharmac.      Note 3.5  7/1   26632SAA7   7,583  7,767,000      PRN         SOLE              7,767,000
Healthsouth        SDCV 3.25 4/0   421924AF8   3,949  4,108,000      PRN         SOLE              4,108,000
May & Speh         Note 5.25 4/0   577777AA3   2,121  2,100,000      PRN         SOLE              2,100,000
Nabi               Note 6.50 2/0   628716AB8   6,033  6,033,000      PRN         SOLE              6,033,000
Networks Assocs    SDCV      2/1   640938AB2   7,406 15,865,000      PRN         SOLE             15,865,000
ONI Systems        Note 5.0 10/1   68273FAA1   7,362  9,657,000      PRN         SOLE              9,657,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   5,900  8,185,000      PRN         SOLE              8,185,000
RadiSys Corp       Note 5.5  8/1   750459AB5   3,495  4,361,000      PRN         SOLE              4,361,000
S3 Inc.            Note 5.75 10/0  784849AC5   5,338  6,265,000      PRN         SOLE              6,265,000
Sepracor           SDCV 5.0  2/1   817315AL8   1,378  2,000,000      PRN         SOLE              2,000,000
Shaw Group         Note      5/0   820280AC9   7,170 13,015,000      PRN         SOLE             13,015,000
TranSwitch         Note 4.5  9/1   894065AB7   5,543  8,058,000      PRN         SOLE              8,058,000